Inventories (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Inventories
Cost of inventories	€ 662,389	€ 449,590	€ 383,115
Write-downs (reversals of write-downs) of inventories	(4,031)	6,658	€ 2,913
Inventories	1,019,539	€ 370,635
Inventories pledged as security for liabilities	€ 348,000